Trade and other receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Current income tax receivable	$ 363	$ 550
Non-current income tax receivable	469	366
Provisions for impairments deducted from trade and other receivables	1,510	1,497
Loss allowance provisions, trade receivables	841	876
Contractual payments under operating leases	$ 389	$ 431
Bottom of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.45%	0.45%
Top of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.54%	0.51%
Loans to government
Disclosure of provision matrix [line items]
Other receivables	$ 717	$ 1,225
Trade receivables
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets	$ 214	$ 155